Blue Chip Investor Funds 1939 Friendship Drive, Suite C El Cajon, CA 92020 May 2, 2016 Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re: Blue Chip Investor Funds (the "Registrant")
      File Nos. 333-73104 and 811-10571

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 21, which was filed with the Commission on April 25, 2016, and (ii) that Post-Effective Amendment No. 21 has been filed electronically with the Commission.

Very truly yours, /s/ Ross C. Provence Ross C. Provence President